Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions
Related party transactions

29.  Related party transactions

The table below sets forth the related parties and their relationships with the Group as of December 31, 2019:

Name of related parties	Relationship with the Group

Chetuan E-Commerce Ltd. and its subsidiaries (“Chetuan”)	An investee of the Group
Shanghai Eclicks Network Co. Ltd. (“Eclicks”)	An investee of the Group
TTP CAR INC. and its subsidiaries (“TTP”)	An investee of the Group
Beijing Anxinbao Insurance Brokerage Co., Ltd. (“Anxinbao”)	An investee of the Group
JZG	An investee of the Group
NIO.INC and its subsidiaries (“NIO”)	Affiliate
JD.com, Inc and its subsidiaries (“JD”)	Ordinary shareholder of the Group

As of December 31, 2017 and 2018, JZG was a related party as an investee of the Group. In January 2019, the Group acquired additional equity interests of JZG to obtain control of it. Please refer to Note 5 for more details.

The Group entered into the following transactions for the years ended December 31, 2017, 2018 and 2019 with related parties:

	2017	2018	2019
	RMB	RMB	RMB

Services provided to related parties:
Automobile transaction services provided to Chetuan	9,830	—	—
Advertising services provided to TTP	15,260	—	4,016
Advertising services provided to NIO	27,360	30,629	83,066
Other transaction services provided to Anxinbao	14,183	6,000	768
Others	381	160	781

	67,014	36,789	88,631

Services and automobiles purchased from related parties:
Advertising services purchased from Eclicks	98,530	36,434	30,516
Marketing and promotion services purchased from JD	40,411	57,063	53,033
Used car valuation services purchased from JZG	14,400	20,656	—
Automobiles purchased from NIO	—	5,184	1,742
Others	31,155	17,708	26,675

	184,496	137,045	111,966

29.  Related party transactions (continued)

The Group had the following balances as of December 31, 2018 and 2019 with related parties:

	2018	2019
	RMB	RMB

Due from Chetuan	105,919	27,694
Due from Anxinbao	231	21,407
Due from NIO	21,109	74,192
Due from JZG	54,106	—
Others	130	609

	181,495	123,902

Due to Chetuan	57,469	57,469
Due to Eclicks	38,840	20,676
Due to JZG	2,182	—
Others	8,072	26,685

	106,563	104,830

The transactions with other related parties and balance with other related parties are individually and aggregately insignificant.